Operating Costs and Expenses - Schedule of Other Costs and Expenses, Net (Parenthetical) (Details ) R$ in Millions	12 Months Ended
Dec. 31, 2023 BRL (R$)
Operating Costs And Expenses
Other operational expenses	R$ 11
Micro- and Mini-Distributed Generation; and financial compensation totaling	R$ 85